Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Research Fund
Janus Henderson Balanced Fund	Janus Henderson Global Select Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Enterprise Fund	Janus Henderson Growth and Income Fund
Janus Henderson European Focus Fund	Janus Henderson International Opportunities Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Class A Shares

Supplement dated October 28, 2022

to Currently Effective Prospectuses

Effective December 5, 2022, the Funds’ prospectuses are amended as follows:

1.

Under “Purchases – Qualifying for a Waiver or Reduction of Class A Shares Sales Charge” in the Shareholder’s Guide section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Right of Accumulation. You may purchase Class A Shares of a Fund at a reduced sales charge by aggregating (i) the dollar amount of the new purchase (measured by the offering price) with (ii) your holdings in all Class A Shares of the Fund and certain other classes (Class A Shares and Class C Shares of the Trust) of Janus Henderson funds held by you, and held in the accounts identified under “Aggregating Accounts” (“collective holdings”). Subject to your financial intermediary’s or record keeper’s capabilities, collective holdings will be calculated as the higher of (i) the current value of such holdings (the market value) as of the day prior to your new purchase or (ii) the amount initially invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the cost value). The applicable sales charge will be applied to such aggregated amount. In order for your purchases and holdings to be aggregated for purposes of qualifying for a reduced sales charge, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Research Fund
Janus Henderson Balanced Fund	Janus Henderson Global Select Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Enterprise Fund	Janus Henderson Growth and Income Fund
Janus Henderson European Focus Fund	Janus Henderson International Opportunities Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Class D Shares

Supplement dated October 28, 2022

to Currently Effective Prospectuses

Effective immediately, the Funds’ prospectuses are amended as follows:

1.	Under “Payment of Redemption Proceeds” in the Shareholder’s Manual section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. A temporary hold may also be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted, as described under “Temporary Suspension of Services.”

2.	Under “Shareholder Services and Account Policies – Temporary Suspension of Services” in the Shareholder’s Manual section of the Funds’ prospectuses, the following paragraph is added:

In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. This temporary delay will be for an initial period of no more than 15 business days while we conduct an internal review of the facts and circumstances of the suspected financial exploitation. If our internal review supports our belief that actual or attempted financial exploitation has occurred or is occurring, we may extend the hold for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (i) a natural person age 65 and older, or (ii) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests. We may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, we are not required to delay the disbursement of redemption proceeds and do not assume any obligation to do so.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Research Fund
Janus Henderson Balanced Fund	Janus Henderson Global Select Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Enterprise Fund	Janus Henderson Growth and Income Fund
Janus Henderson European Focus Fund	Janus Henderson International Opportunities Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund

(the “Funds”)

Supplement dated October 28, 2022

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.	In the Portfolio Transactions and Brokerage section of the Funds’ SAI, the following information replaces the corresponding information in the second table in its entirety:

Fund Name	2021	2020		2019
Global & International Equity
Janus Henderson Asia Equity Fund	$69,539	$40,050		$26,745
Janus Henderson Emerging Markets Fund	$166,916	$144,995		$228,594
Janus Henderson European Focus Fund	$731,607	$605,040		$1,587,637
Janus Henderson Global Equity Income Fund	$4,789,672	$7,346,076		$5,516,020
Janus Henderson Global Life Sciences Fund	$936,705	$1,281,439		$1,100,708
Janus Henderson Global Real Estate Fund	$729,326	$609,207		$556,215
Janus Henderson Global Research Fund	$1,217,432	$1,429,064		$1,062,696
Janus Henderson Global Select Fund	$1,289,679	$1,322,233		$881,393
Janus Henderson Global Sustainable Equity Fund	$8,046	$3,793	(1)	N/A
Janus Henderson Global Technology and Innovation Fund	$1,787,904	$1,188,370		$1,174,814
Janus Henderson International Opportunities Fund	$1,859,812	$1,724,915		$3,054,596
Janus Henderson Overseas Fund	$1,193,461	$951,476		$723,383
Multi-Asset U.S. Equity
Janus Henderson Balanced Fund	$1,413,871	$2,228,134		$1,439,228
Janus Henderson Contrarian Fund	$1,137,524	$1,692,667		$1,440,646
Janus Henderson Enterprise Fund	$2,706,898	$3,452,017		$2,407,857
Janus Henderson Forty Fund	$3,294,925	$3,504,038		$2,756,057
Janus Henderson Growth and Income Fund	$458,544	$998,207		$935,118
Janus Henderson Research Fund	$3,659,237	$4,637,747		$3,314,660
Janus Henderson Triton Fund	$2,413,888	$3,411,012		$3,905,265
Janus Henderson Venture Fund	$938,194	$1,113,407		$1,150,799
(1)	June 25, 2020 (effective date) to September 30, 2020.

Additionally, the Board of Trustees of Janus Investment Fund (the “Trust”) has appointed Michelle Rosenberg to serve as President and Chief Executive Officer of the Trust, effective September 15, 2022. Ms. Rosenberg previously served as Interim President and Chief Executive Officer of the Trust.

As a result of the aforementioned change, effective immediately, the SAI for the Funds is amended as follows:

1.	Under the table titled “Officers” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Michelle Rosenberg 151 Detroit Street Denver, CO 80206 DOB: 1973	President and Chief Executive Officer	9/22-Present	General Counsel and Corporate Secretary of Janus Henderson Investors (since 2018). Formerly, Interim President and Chief Executive Officer of the Trust and Janus Aspen Series (2022), Senior Vice President and Head of Legal, North America of Janus Henderson Investors (2017-2018) and Deputy General Counsel of Janus Henderson US (Holdings) Inc. (2015-2018).
*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Lastly, effective immediately, the SAI for the Funds is amended as follows:

1.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

Jonathan Cofsky(1)**	Janus Henderson Global Technology and Innovation Fund	$500,001-$1,000,000	Over $1,000,000

Matthew Culley(2)**	Janus Henderson Asia Equity Fund Janus Henderson Emerging Markets Fund	None $100,001-$500,000	$100,001-$500,000

Brian Recht(4)**	Janus Henderson Forty Fund	$100,001-$500,000	$500,001-$1,000,000
(1)

Effective on or about March 1, 2022, Co-Portfolio Manager Jonathan Cofsky assumed shared responsibility, with Mr. Fish, for the day-to-day management of Janus Henderson Global Technology and Innovation Fund.

(2)

Effective on or about March 1, 2022, Co-Portfolio Manager Matthew Culley assumed shared responsibility, with Mr. Graña, for the day-to-day management of Janus Henderson Asia Equity Fund and Janus Henderson Emerging Markets Fund.

(4)	Effective on or about March 1, 2022, Co-Portfolio Manager Brian Recht assumed shared responsibility, with Messrs. Rao and Schommer, for the day-today management of Janus Henderson Forty Fund.
**	As of December 31, 2021.

Please retain this Supplement with your records.

2